Pension and Postretirement Benefit Plans - Funded Status Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ (2,830)	[1]	$ (2,439)	[1]
Funded status	(2,830)		(2,439)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(130)	[2]	(156)	[2]
Noncurrent liabilities	(1,301)	[1]	(1,245)	[1]
Funded status	(1,431)		(1,401)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	329	[3]	118	[3]
Current liabilities	(41)	[2]	(41)	[2]
Noncurrent liabilities	(2,224)	[1]	(2,510)	[1]
Funded status	(1,936)		(2,433)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(134)	[2]	(133)	[2]
Noncurrent liabilities	(3,344)	[1]	(3,035)	[1]
Funded status	$ (3,478)		$ (3,168)

[1]	Included in Pension benefit obligations and Postretirement benefit obligations, as appropriate.
[2]	Included in Other current liabilities.
[3]	Included primarily in Taxes and other noncurrent assets.